Liquidity risk (Tables)	12 Months Ended
Mar. 31, 2019
Financial Instruments [Abstract]
Disclosure of cash resources
Net cash and cash equivalents included in the statement of cash flow comprise the following amounts which are included in the statement of financial position:

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Cash and cash equivalents	383,443	308,258	375,782
Bank overdraft (note 15)	(30,262)	(17,720)	(19,449)
	353,181	290,538	356,333

The credit quality of cash and cash equivalents that are not impaired can be assessed by reference to external credit ratings, based on the Fitch rating scales, as follows:

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Cash and cash equivalents
AA	138,700	110,854	197,873
A	98,339	82,738	78,605
BBB	38,383	33,962	99,304
BB	98,027	80,704	—
B	9,994	—	—
	383,443	308,258	375,782

The carrying amounts of net cash and cash equivalents are denominated in the following currencies:

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Great Britain Pound	43,866	37,209	48,540
Brazilian Real	9,995	3,787	2,987
South African Rand	208,144	171,223	100,721
Australian Dollar	21,898	22,912	19,574
United States Dollar	65,226	48,354	178,768
Euro	1,233	4,300	4,649
Other	2,819	2,753	1,094
	353,181	290,538	356,333

In addition, the Group holds the following cash resources:

	March 31, 2019 R’000	March 31, 2018 R’000

Cash and cash equivalents, net of overdrafts (note 12)	353,181	290,538

Disclosure of financial liability maturity analysis
The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Payable within 1 month or on demand R’000	Between 1 month and 1 year R’000	Between 1 year and 2 years R’000	Between 2 years and 5 years R’000	More than 5 years R’000	Total R’000

March 31, 2019
Trade payables	50,742	40,028	—	—	—	90,770
Accruals and other payables	90,432	91,970	—	—	—	182,402
Bank overdraft	30,262	—	—	—	—	30,262
Capitalized lease liability	883	10,180	8,493	19,061	9,691	48,308
Recurring commission liability	171	6,700	1,845	—	—	8,716
Total	172,490	148,878	10,338	19,061	9,691	360,458

March 31, 2018
Trade payables	58,085	40,009	—	—	—	98,094
Accruals and other payables	92,318	68,646	—	—	—	160,964
Bank overdraft	17,720	—	—	—	—	17,720
Total	168,123	108,655	—	—	—	276,778